Goodwill (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2021 CNY (¥)
Reconciliation of changes in goodwill [abstract]
Balance at the beginning	¥ 0
Balance at the end	19,640
Gross carrying amount
Reconciliation of changes in goodwill [abstract]
Balance at the beginning	0
Acquisition through business combination	19,640
Balance at the end	¥ 19,640